Investments in and Advances to Nonconsolidated Affiliates - Combined Assets, Liabilities and Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets-
Current	$ 13.1	$ 7.8
Noncurrent	19.2	20.5
Total assets	32.3	28.3
Liabilities and equity-
Current liabilities	2.7	1.4
Noncurrent liabilities	0.2	0.1
Partners' capital and shareholders' equity-
HealthSouth	12.7	11.4
Outside partners	16.7	15.4
Total liabilities and equity	32.3	28.3
Combined Statements of Operations of Equity Method Affiliates
Net operating revenues	44.8	36.5	$ 50.2
Operating expenses	(24.3)	(16.9)	(25.9)
Income from continuing operations, net of tax	20.5	18.9	30.9
Net income	$ 20.5	$ 18.9	$ 30.9